MITOCAREX TRANSACTION	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Mitocarex Transaction
MITOCAREX TRANSACTION

NOTE 4 – MITOCAREX TRANSACTION

In December 2024, the Company entered into a loan agreement (the “First Loan”) with MitoCareX BioLtd. an Israeli private company (“MitoCareX”) in the principal amount of $250. The First Loan bears interest at an annual rate of 3% and is linked to the U.S. dollar exchange rate, and matures in June 2025. The First Loan is guaranteed by L.I.A. Pure Capital Ltd. (“Pure Capital”), owed by the brother of Dr. Alon Silberman, the Chief Executive Officer of MitoCareX.

On February 25, 2025, the Company, entered into a securities purchase and exchange agreement (the “Mito Agreement”) with MitoCareX , SciSparc Ltd., an Israeli public company (“SciSparc”), Dr. Alon Silberman (“Alon”) and Prof. Ciro Leonardo Pierri (“Ciro”) pursuant to which the Company will acquire from each of the Sellers their respective ordinary shares, nominal (par) value NIS 0.01 each, of MitoCareX (the “Ordinary Shares”), thereby resulting in MitoCareX becoming a wholly-owned subsidiary of the Company.

The closing of the Mito Agreement is contingent upon, among other customary closing conditions, obtaining approval of the Company’s stockholders by the requisite majority. This approval has not yet been obtained.

On the closing date, SciSparc shall transfer and sell 6,622 Ordinary Shares to the Company, (the “Purchased Shares”), in consideration for a cash payment of $700. The Company will issue and deliver shares of Common Stock to the Sellers equal to 40% of the capital stock of the Company on a fully diluted basis, calculated as of immediately following the closing date (collectively, the “Exchanged Common Stock”); and as consideration for the Exchanged Common Stock, (1) Alon will transfer 11,166 Ordinary Shares to the Company, which will represent 100% of the Ordinary Shares owned by Alon as of the closing date; (2) Ciro will transfer 5,584 Ordinary Shares to the Company, which will represent 100% of the Ordinary Shares owned by Ciro as of the closing date; and (3) SciSparc will transfer 12,066 Ordinary Shares to the Company (“SciSparc’s Exchanged Shares”) and together with Alon’s Shares and Ciro’s Shares, the “Exchanged Ordinary Shares”), which will represent 100% of the holdings in MitoCareX.

Following the closing, until December 31, 2028, the Sellers will have the right to receive such number of additional shares of Common Stock, for no additional consideration, in an aggregate amount of up to 25% of the issued and outstanding capital stock of the Company on a fully-diluted basis calculated as of immediately following the closing date in accordance with MitoCareX meeting certain milestones.

N2OFF, INC.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (unaudited)

(USD in thousands, except share and per share data)

NOTE 4 – MITOCAREX TRANSACTION (continued)

Immediately prior to the closing date, Alon will enter into an amended employment agreement with the Company and MitoCareX in connection with his employment as the Chief Executive Officer of MitoCareX, which provides, among other things, for a grant of restricted stock representing 5% of the capital stock of the Company on a fully diluted basis (calculated as of immediately following the closing date), pursuant to the Company’s 2022 Share Incentive Plan. Such shares will vest in three equal installments on each of the first, second and third anniversary of the closing date, subject to Alon’s continued employment with MitoCareX.

As additional consideration for the Exchanged Ordinary Shares, each of SciSparc, Alon and Ciro will receive, collectively, 30% of the gross proceeds of each financing transaction closed by the Company within five years of the closing, provided that the maximum amount payable to the foregoing parties will be $1,600.

Upon closing of the transactions contemplated by the Mito Agreement, the Company has committed to an initial investment of $1,000 in MitoCareX less any such amounts paid to MitoCareX pursuant to the loan agreement, dated December 22, 2024, among the Company, MitoCareX and Pure Capital.

On March 12, 2025, the Company, entered into an additional Loan Agreement (the “Second Loan”) with MitoCareX, and Pure Capital pursuant to which the Company agreed to lend $250 to MitoCareX under the same conditions as the Loan granted on December 22, 2024. Any loan made by the Company to MitoCareX will be deducted from any future amount allocated by the Company to MitoCareX during the first year following the closing of Mito Agreement.

On May 22, 2025, the Company, entered into an additional loan agreement in the amount of $250 to MitoCareX (the “Third Loan”), under the same terms and conditions as the First Loan and the Second Loan. On the same date, the Company and MitoCareX amended the terms of the First Loan and the Second Loan to extend their respective maturity dates to one year from the original loans’ dates. As with the previous loans, any amount loaned to MitoCareX will be deducted from any future amount allocated by the Company to MitoCareX during the first year following the closing of the Mito Agreement.

Company’s chairman of the board of directors and one of Company’s directors are also members of the board of directors of SciSparc.

The Company elected to account for the loans under the fair value option in accordance with ASC 825. The Company estimated the fair value of the First Loan, Second Loan and Third Loan using a third-party appraiser by discounting the Principal and interest at a discount rate of market interest for similar loans. The interest rate was determined, among other things, using the CAPM model, at 18.0% as of June 30, 2025. The Company calculated the fair value of the First Loan, Second Loan and Third Loan at $238, $229 and $237, respectively, as of June 30, 2025 and recorded during the six and three months period ended June 30, 2025 loss from changes in fair value in the amount of $30 and $23, respectively.

N2OFF, INC.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (unaudited)

(USD in thousands, except share and per share data)

NOTE 4 – MITOCAREX TRANSACTION

On September 26, 2024, the Company entered into a non-binding letter of intent with MitoCareX Bio Ltd (“MitoCareX”) and SciSparc Ltd. (“SciSparc”) and all other shareholders of MitoCareX (“Sellers”) pursuant to which the Company will acquire all outstanding securities of MitoCareX, from SciSparc and the Sellers thereby making it a wholly-owned subsidiary of the Company. After the balance sheet date, the Company, entered into a securities purchase and exchange Agreement with the Sellers. The closing of the agreement is contingent upon obtaining approval of the Company’s stockholders by the requisite majority. See also note 24 below.

On December 22, 2024, the Company, entered into a Loan Agreement (the “Loan”) with MitoCareX, and L.I.A. Pure Capital Ltd., an Israeli company (“Pure Capital”), and a consultant to the Company, pursuant to which the Company agreed to lend $250 (the “Principal”) to MitoCareX. Interest accrues on the Principal at an annual rate pursuant to Section 3(j) of the Income Tax Ordinance, published by the Israel Tax Authority for loans in US dollars, which is currently the USD exchange rate fluctuation plus 3%, as may be adjusted from time to time. The term of the Loan is six months with repayment of Principal and accrued interest due at maturity. In the event of a transaction whereby MitoCareX becomes a subsidiary of the Company, any amount outstanding under the Loan will be deducted from any future amount allocated by the Company to MitoCareX during the first year following a transaction. Pure Capital has agreed to guarantee the repayment of the Loan by MitoCareX. The Chief Executive Officer of MitoCareX is Dr. Alon Silberman, the brother of the owner of Pure Capital, Kfir Silberman. In addition, Company’s chairman of the board of directors and one of Company’s directors are also members of the board of directors of SciSparc.

The Company estimated the fair value of the Loan using a third-party appraiser by discounting the Principal and interest at a discount rate of market interest for similar loans. The interest rate was determined, among other things, using the CAPM model, at 18% as of December 31, 2024. The Company calculated the loan at $234 as of December 31, 2024 and recorded interest expense in the amount of $16.

See also note 24 below.

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(USD in thousands, except share and per share data)